Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Subsequent Events [Abstract]
Subsequent Events
Note G – Subsequent Events

Plan management evaluated subsequent events through the date the financial statements were available to be issued and determined that there are no subsequent events that require disclosure nor adjustments to the financial statements.